Document and Entity Information	May 05, 2021
Cover [Abstract]
Entity Registrant Name	Acadia Pharmaceuticals Inc.
Amendment Flag	false
Entity Central Index Key	0001070494
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50768
Entity Tax Identification Number	06-1376651
Entity Address, Address Line One	12830 El Camino Real
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	558-2871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ACAD
Security Exchange Name	NASDAQ